Financial instruments - Fair value and risk management - Cash flow hedges reclassified from OCI to income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ (33.5)	€ 71.2	€ 1,821.6
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	33.5	(71.2)	1,821.6
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	(110.9)	(4.2)	261.2
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	110.9	4.2	261.2
Interest rate risk | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges		3.6	2.9
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges		(3.6)	2.9
Commodity price risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	77.4	71.8	1,557.5
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ (77.4)	€ (71.8)	€ 1,557.5